TAXATION (Schedule of deferred taxes assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	$ 1,839	$ 211	$ 292
Business combination	(18,440)
Changes during period	2,013	1,628	(81)
Foreign operations financial statements translation adjustments	(430)
Ending of period	(15,018)	1,839	211
Deferred taxes assets due to Intangible [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	1,722	0	0
Business combination	52
Changes during period	220	1,722	0
Foreign operations financial statements translation adjustments	0
Ending of period	1,994	1,722	0
Intangible assets and other acquired in business combination [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	0	0	0
Business combination	(18,492)
Changes during period	1,453	0	0
Foreign operations financial statements translation adjustments	(430)
Ending of period	(17,469)	0	0
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	117	211	292
Business combination	0
Changes during period	340	(94)	(81)
Foreign operations financial statements translation adjustments	0
Ending of period	$ 457	$ 117	$ 211